Customer deposits and deposits from banks (Tables)	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Schedule of maturities of deposits

By Maturity
	Demand		Total demand deposits	Term				Total term deposits
December 31, 2020	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	3,012,360	7,577,642	10,590,002	30,551	8,402	13,138	14,875	66,966	10,656,968
Term - $100k or more	N/A	N/A	—	1,553,178	625,533	330,773	83,632	2,593,116	2,593,116
Total deposits	3,012,360	7,577,642	10,590,002	1,583,729	633,935	343,911	98,507	2,660,082	13,250,084

	Demand		Total demand deposits	Term				Total term deposits
December 31, 2019	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	2,238,256	7,152,063	9,390,319	31,666	9,355	13,497	16,478	70,996	9,461,315
Term - $100k or more	N/A	N/A	—	2,402,619	224,945	291,020	61,726	2,980,310	2,980,310
Total deposits	2,238,256	7,152,063	9,390,319	2,434,285	234,300	304,517	78,204	3,051,306	12,441,625
¹ The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2020 is -0.04% (December 31, 2019: 0.20%).

Schedule of deposits by type and segment

By Type and Segment	December 31, 2020			December 31, 2019
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda	4,107,156	705,490	4,812,646	3,145,859	1,265,679	4,411,538
Cayman	3,577,120	531,602	4,108,722	2,995,119	479,848	3,474,967
Channel Islands and the UK	2,905,726	1,422,990	4,328,716	3,249,341	1,305,779	4,555,120
Total deposits	10,590,002	2,660,082	13,250,084	9,390,319	3,051,306	12,441,625